SCHEDULE OF RESTATED CONSOLIDATED BALANCE SHEETS (Details)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 SGD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)
Current Assets
Cash and cash equivalents	$ 821,353		$ 878,803	$ 585,654				$ 1,172,581	$ 183,311	$ 243,567
Accounts receivable, net	25,723		28,611		$ 16,649		$ 9,070				$ 2,519
Inventory	1,460		1,977
Other receivables	107,034		41,203
Prepaid expenses	14,921		6,862
Total Current Assets	1,976,584		957,456	703,154				1,194,624
Non-Current Assets
Property and Equipment, net	117,433		129,230				166,338
Cash and marketable securities held in Trust Account			21,000,000	21,252,639				88,102,610
Deposit	389,928		298,324
Operating lease right-of-use assets, net	570,325		598,508
Total Non-Current Assets	1,091,696		1,026,062
TOTAL ASSETS	3,068,280		1,983,518	21,955,793				89,297,234
Current Liabilities
Accounts payable and accrued expenses	525,552		137,199	632,270			60,771	376,541
Accrued commissions	77,906		85,206
Operating lease liabilities - Current	384,817		429,687
Deferred underwriting fee payable
Total Current Liabilities	5,421,944		2,770,587	837,575				376,541
Non-Current Liabilities
Operating lease liabilities - Non-current	198,300		182,380
Total Non-Current Liabilities	1,145,799		182,380
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023				20,457,011				87,934,212
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022	1,623		10
Additional paid in capital	1,138,250
Accumulated other comprehensive loss	(261,469)		(197,040)				(200,039)
Retained earnings	(4,490,164)		(781,085)	(2,357,806)			873,306	(2,032,532)
Total HWH International Inc. Stockholders’ (deficit) equity	(3,611,760)		(978,115)	(2,357,543)				(2,032,269)
Non-controlling interests	112,297		8,666				4,836
Total Stockholders’ (Deficit) Equity	(3,499,463)	$ (2,967,999)	(969,449)	(2,357,543)	$ (2,183,356)	$ (1,574,742)	(1,805,434)	(2,032,269)			$ 1,599,667	$ 20,000
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	3,068,280		1,983,518	21,955,793				89,297,234
Convertible note receivable - related party	868,593						198,125
Investment in associate, related party							155,369
VAT payable
Deferred revenue
Common Class A [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022				47				47
Common Class B [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022				216				216
Related Party [Member]
Current Assets
Other receivables								$ 13,000
Current Liabilities
Due to related party, net	$ 4,192,369		2,118,495
Merger With H W H International Inc Nevada Corporation [Member]
Current Assets
Cash and cash equivalents			878,803
Accounts receivable, net			28,611
Inventory			1,977
Other receivables			41,203
Prepaid expenses			6,862
Total Current Assets			957,456
Non-Current Assets
Property and Equipment, net			129,230
Cash and marketable securities held in Trust Account
Deposit			298,324
Operating lease right-of-use assets, net			598,508
Total Non-Current Assets			1,026,062
TOTAL ASSETS			1,983,518
Current Liabilities
Accounts payable and accrued expenses			137,199
Accrued commissions			85,206
Operating lease liabilities - Current			429,687
Deferred underwriting fee payable
Total Current Liabilities			2,770,587
Non-Current Liabilities
Operating lease liabilities - Non-current			182,380
Total Non-Current Liabilities			182,380
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022			1
Additional paid in capital			9
Accumulated other comprehensive loss			(197,041)
Retained earnings			(781,084)
Total HWH International Inc. Stockholders’ (deficit) equity			(978,115)
Non-controlling interests			8,666
Total Stockholders’ (Deficit) Equity			(969,449)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY			1,983,518
Merger With H W H International Inc Nevada Corporation [Member] | Common Class A [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022
Merger With H W H International Inc Nevada Corporation [Member] | Common Class B [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022
Merger With H W H International Inc Nevada Corporation [Member] | Related Party [Member]
Current Liabilities
Due to related party, net			2,118,495
Previously Reported [Member]
Current Assets
Cash and cash equivalents			280,398				1,651,088
Accounts receivable, net							9,070
Inventory							34,126
Other receivables							337,798
Prepaid expenses			100,000				17,828
Total Current Assets			380,398				2,049,910
Non-Current Assets
Property and Equipment, net							166,338
Cash and marketable securities held in Trust Account			21,346,768
Deposit							305,036
Operating lease right-of-use assets, net							973,069
Total Non-Current Assets			21,346,768				1,651,845
TOTAL ASSETS			21,727,166				3,701,755
Current Liabilities
Accounts payable and accrued expenses			30,156				63,354
Accrued commissions							143,383
Operating lease liabilities - Current							419,303
Deferred underwriting fee payable			3,018,750
Total Current Liabilities			3,254,211				2,412,279
Non-Current Liabilities
Operating lease liabilities - Non-current							559,330
Total Non-Current Liabilities							559,330
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023			20,457,011
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022							10
Additional paid in capital
Accumulated other comprehensive loss							(195,203)
Retained earnings			(1,984,319)				930,175
Total HWH International Inc. Stockholders’ (deficit) equity			(1,984,056)				734,982
Non-controlling interests							(4,836)
Total Stockholders’ (Deficit) Equity			(1,984,056)				730,146
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY			21,727,166				3,701,755
Convertible note receivable - related party
Investment in associate, related party							207,402
VAT payable							101,373
Deferred revenue							21,198
Previously Reported [Member] | Common Class A [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022			47
Previously Reported [Member] | Common Class B [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022			216
Previously Reported [Member] | Related Party [Member]
Current Liabilities
Due to related party, net			205,305				1,663,668
Restated [Member]
Current Assets
Cash and cash equivalents			1,159,201				1,651,088
Accounts receivable, net			28,611				9,070
Inventory			1,977				34,126
Other receivables			41,203				35,717
Prepaid expenses			106,862				17,828
Total Current Assets			1,337,854				1,945,954
Non-Current Assets
Property and Equipment, net			129,230				166,338
Cash and marketable securities held in Trust Account			21,346,768
Deposit			298,324				305,036
Operating lease right-of-use assets, net			598,508				973,069
Total Non-Current Assets			22,372,830				1,599,812
TOTAL ASSETS			23,710,684				3,545,766
Current Liabilities
Accounts payable and accrued expenses			167,355				60,771
Accrued commissions			85,206				143,383
Operating lease liabilities - Current			429,687				419,303
Deferred underwriting fee payable			3,018,750
Total Current Liabilities			6,024,798				2,308,323
Non-Current Liabilities
Operating lease liabilities - Non-current			182,380				559,330
Total Non-Current Liabilities			182,380				559,330
Commitments and Contingencies
Temporary equity:
Class A common stock subject to possible redemption; 1,976,036 shares (at approximately $10.35 per share) as of December 31, 2023			20,457,011
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022			1				10
Additional paid in capital			9
Accumulated other comprehensive loss			(197,041)				(200,039)
Retained earnings			(2,765,403)				873,306
Total HWH International Inc. Stockholders’ (deficit) equity			(2,962,171)				673,277
Non-controlling interests			8,666				4,836
Total Stockholders’ (Deficit) Equity			(2,953,505)				678,113
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY			23,710,684				3,545,766
Convertible note receivable - related party							198,125
Investment in associate, related party							155,369
VAT payable
Deferred revenue							21,198
Restated [Member] | Common Class A [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022			47
Restated [Member] | Common Class B [Member]
Stockholders’ Equity
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022			216
Restated [Member] | Related Party [Member]
Current Liabilities
Due to related party, net			$ 2,323,800				1,663,668
Revision of Prior Period, Reclassification, Adjustment [Member]
Current Assets
Cash and cash equivalents
Accounts receivable, net
Inventory
Other receivables							(302,081)
Prepaid expenses
Total Current Assets							(103,956)
Non-Current Assets
Property and Equipment, net
Deposit
Operating lease right-of-use assets, net
Total Non-Current Assets							(52,033)
TOTAL ASSETS							(155,989)
Current Liabilities
Accounts payable and accrued expenses							(2,583)
Accrued commissions
Operating lease liabilities - Current
Total Current Liabilities							(103,956)
Non-Current Liabilities
Operating lease liabilities - Non-current
Total Non-Current Liabilities
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022
Accumulated other comprehensive loss							(4,836)
Retained earnings							(56,869)
Total HWH International Inc. Stockholders’ (deficit) equity							(61,705)
Non-controlling interests							9,672
Total Stockholders’ (Deficit) Equity							(52,033)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY							(155,989)
Convertible note receivable - related party							198,125
Investment in associate, related party							(52,033)
VAT payable							(101,373)
Deferred revenue
Revision of Prior Period, Reclassification, Adjustment [Member] | Related Party [Member]
Current Liabilities
Due to related party, net